United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21235
(Investment Company Act File Number)

Federated Hermes Premier Municipal Income Fund

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: Six months ended 2025-05-31

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
May 31, 2025

Federated Hermes Premier Municipal Income Fund
Fund Established 2002

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2024 through May 31, 2025. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on X (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio Overview
May 31, 2025 (unaudited)
Total Returns
(Inception 12/20/2002)	Market Price	NAV
6 Months (cumulative)	-4.47%	-6.33%
1 Year	-0.58%	-0.14%
3 Year	-0.04%	0.06%
5 Year	-0.48%	-0.40%
10 Year	1.35%	1.91%
Portfolio Statistics
Market Price	$10.59
NAV	$11.85
Dividend Yield[1]	4.53%
Taxable Equivalent Dividend Yield[2]	7.19%
Premium/Discount to NAV	-10.63% discount
Common Share Assets	$92.7 million
Preferred Share Assets	$67.3 million
Total Portfolio Assets	$160.0 million
Weighted Average Effective Maturity	11.3 years
Weighted Average Stated Maturity	19.1 years
Weighted Average Modified Duration[3]	7.6 years
Total Number of Securities	151
Credit Quality4
AAA	9.1%
AA	36.3%
A	29.3%
BBB	11.0%
BB	2.0%
Not Rated	12.3%
Semi-Annual Shareholder Report

Tax-Free Dividends Per Share Since Inception
February 2003–August 2005	$0.08375/month
September 2005–October 2006	$0.073/month
November 2006–February 2009	$0.067/month
March 2009–February 2010	$0.09/month
March 2010–May 2011	$0.087/month
June 2011–November 2012	$0.083/month
December 2012–August 2014	$0.0755/month
September 2014–May 2016	$0.0735/month
June 2016–November 2016	$0.07/month
December 2016–May 2018	$0.061/month
June 2018–May 2019	$0.054/month
June 2019–August 2020	$0.05/month
September 2020–May 2022	$0.054/month
June 2022–February 2023	$0.041/month
March 2023–May 2023	$0.0385/month
June 2023-May 2024	$0.0350/month
June 2024-November 2024	$0.038/month
December 2024-May 2025	$0.040/month
Performance and composition information is updated monthly on FederatedHermes.com/us.
Past performance is no guarantee of future results. Investment return, price, yield and NAV will fluctuate.

Dividend Yield on market share price is an annualized number, calculated by multiplying the fund’s most recent monthly dividend per share by 12 and then dividing by the month-end market price per share.
2
Taxable Equivalent Dividend Yield–In calculating this yield, the dividend yield is divided by 1 minus the applicable tax rate. The maximum federal tax rate (37%) is used when calculating the taxable equivalent dividend yield. Federal tax rates are based on 2018 rates as stated in the Tax Cuts and Jobs Act of 2018.
3
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
4
The ratings agencies that provided the ratings are Standard & Poor’s, Moody’s Investors Service and Fitch Ratings. When ratings vary, the highest rating is used. Credit ratings of A or better are considered high credit quality; credit ratings of BBB are good credit quality and the lowest category of investment grade; credit ratings BB and below are lower-rated securities (“junk bonds”); and credit ratings of CCC or below have high default risk. The credit quality breakdown does not give effect to the impact of any credit derivative investments made by the fund.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At May 31, 2025, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Investments
Dedicated Tax	11.9%
General Obligation—State	11.2%
Hospital	8.9%
Water & Sewer	7.0%
Toll Road	6.5%
Prepaid Utility	6.5%
Senior Care	6.1%
Public Power	5.8%
General Obligation—Local	5.5%
Airport	5.3%
General Obligation—State Appropriation	4.5%
Other[2]	20.8%
TOTAL	100.0%

1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.

2	For purposes of this table, sector classifications constitute 79.2% of the Fund’s investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2025 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.4%
		Alabama—3.5%
$1,500,000		Alabama State Corrections Institution Finance Authority (Alabama State), Revenue Bonds (Series 2022A), 5.250%, 7/1/2052	$ 1,525,529
1,500,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	1,514,609
2,500,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	2,545,607
		TOTAL	5,585,745
		Arizona—4.2%
300,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	313,968
585,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	584,047
1,000,000		Phoenix, AZ Civic Improvement Corp. - Wastewater System, Junior Lien Wastewater System Revenue Bonds (Series 2023), 5.250%, 7/1/2047	1,042,653
2,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,000,631
625,000	[1]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	660,149
1,830,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2025B), 5.000%, 1/1/2035	2,089,753
		TOTAL	6,691,201
		California—4.4%
165,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	141,317
500,000	[1]	California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	519,122
1,000,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	1,000,364
1,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	1,765,431
1,025,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,076,214
1,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2019F), 5.000%, 5/1/2050	1,513,685
1,065,000		University of California (The Regents of), General Revenue Bonds (Series 2025CC), 5.000%, 5/15/2053	1,098,657
		TOTAL	7,114,790
		Colorado—6.2%
500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	500,399
800,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	824,611
1,805,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2056	1,718,776
1,000,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	1,005,610
2,000,000		Denver, CO City & County School District #1, UT GO Bonds (Series 2025A), 5.500%, 12/1/2044	2,168,713
1,500,000		Douglas County, CO School District, Number Re1, UT GO Bonds (Series 2024), 5.000%, 12/15/2044	1,566,659
2,070,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	2,162,483
		TOTAL	9,947,251
		Connecticut—0.5%
750,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), 6.375%, 10/1/2045	749,301
		Delaware—1.2%
2,000,000		Delaware State, UT GO Bonds (Series 2025), 4.000%, 5/1/2040	1,968,442
		District of Columbia—0.3%
500,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	486,600
		Florida—4.2%
815,000		Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2028	815,416
596,555	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	60
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$1,000,000	Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2049	$ 1,006,056
500,000	Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.125%, 5/1/2043	518,219
1,500,000	Miami-Dade County, FL (Miami-Dade County, FL Transit System), Sales Surtax Revenue Bonds (Series 2020A), 4.000%, 7/1/2050	1,276,706
2,025,000	Miami-Dade County, FL Aviation, Aviation Revenue Bonds (Series 2025B), 5.000%, 10/1/2050	2,045,827
410,000	Midtown Miami, FL CDD, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.000%, 5/1/2029	410,168
800,000	Rivers Edge II CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	624,738
	TOTAL	6,697,190
	Georgia—3.4%
500,000	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-1), 5.000%, 4/1/2034	496,876
500,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	500,568
550,000	Georgia State, UT GO Bonds (Series 2023A), 5.000%, 7/1/2040	592,908
1,000,000	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2023C), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 9/1/2030	1,044,716
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.500%, 7/1/2060	1,000,125
1,000,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	982,514
775,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	788,240
	TOTAL	5,405,947
	Hawaii—0.6%
1,000,000	Hawaii State (Hawaii State Airports System), Revenue Bonds (Series 2025A), 5.000%, 7/1/2049	1,020,123
	Idaho—1.2%
1,830,000	Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2025A), 5.000%, 8/15/2049	1,889,279
	Illinois—7.0%
430,000	Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), 5.750%, 4/1/2048	447,767
2,000,000	Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2053	2,024,989
200,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 11/1/2053	202,329
234,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	229,314
1,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	720,972
750,000	Illinois State, UT GO Bonds (Series 2020B), (Original Issue Yield: 5.850%), 5.750%, 5/1/2045	779,133
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.125%, 10/1/2043	2,028,673
2,000,000	Illinois State, UT GO Bonds (Series 2022C), 5.500%, 10/1/2045	2,062,570
235,000	Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	239,780
1,600,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	1,519,032
1,105,000	Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2022A), 4.000%, 1/1/2042	1,034,132
	TOTAL	11,288,691
	Indiana—2.6%
1,000,000	Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2052	1,023,547
2,500,000	Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 5.880%), 5.750%, 3/1/2043	2,593,716
625,000	Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	623,092
	TOTAL	4,240,355
	Iowa—1.4%
1,000,000	Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	1,123,488
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—continued
$1,015,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, Mandatory Tender 12/1/2042	$ 1,140,340
		TOTAL	2,263,828
		Kansas—1.2%
2,000,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	1,961,662
		Kentucky—0.6%
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2031	949,850
		Louisiana—1.3%
1,500,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	1,511,443
550,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 5.850%, Mandatory Tender 6/1/2025	550,000
		TOTAL	2,061,443
		Maryland—0.8%
320,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	319,515
500,000	[1]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	487,504
400,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	400,143
		TOTAL	1,207,162
		Massachusetts—0.8%
300,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	305,734
1,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2023C), 5.000%, 8/1/2044	1,038,619
		TOTAL	1,344,353
		Michigan—3.3%
445,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2045	454,129
1,750,000		Michigan State Finance Authority (Detroit, MI Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	1,750,860
1,250,000		Michigan State Finance Authority (McLaren Health Care Corp.), Revenue Bonds (Series 2019A), 4.000%, 2/15/2044	1,123,502
430,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2049	448,359
1,755,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series MI 2019A), 4.000%, 12/1/2049	1,486,849
		TOTAL	5,263,699
		Missouri—0.8%
550,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	513,656
750,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	728,309
		TOTAL	1,241,965
		Montana—0.2%
350,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	311,397
		Nevada—2.2%
2,000,000		Clark County, NV, Highway Revenue Improvement and Refunding Bonds (Series 2025), 4.000%, 7/1/2041	1,898,969
1,500,000		Nevada State, LT GO Bonds (Series 2023A), 5.000%, 5/1/2042	1,578,085
		TOTAL	3,477,054
		New Hampshire—1.1%
500,000	[1]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 0.000%, 4/1/2032	321,986
1,000,000	[1]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	973,914
493,427		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	457,255
		TOTAL	1,753,155
		New Jersey—4.7%
750,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	780,214
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	$ 1,021,458
500,000		New Jersey Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 4.625%, 9/1/2048	493,850
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2046	1,514,502
575,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	592,468
500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2022CC), 5.500%, (United States Treasury PRF 12/15/2032@100), 6/15/2050	581,964
2,520,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	2,557,632
		TOTAL	7,542,088
		New York—8.2%
1,650,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	1,624,625
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.250%, 11/15/2055	1,521,865
1,000,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.750%, 11/1/2054	972,578
1,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2024CC-1), 5.250%, 6/15/2054	1,556,548
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	878,065
500,000		New York City, NY, UT GO Bonds (Series 2025E), 5.000%, 8/1/2054	507,128
1,000,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	970,843
1,985,000		New York State Dormitory Authority (New York State Sales Tax Revenue Bond Fund), Revenue Bonds (Series 2024A), 5.000%, 3/15/2049	2,029,972
1,480,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.000%, 1/1/2046	1,481,732
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	918,777
500,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	517,141
250,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.865%), 5.750%, 12/1/2044	255,813
		TOTAL	13,235,087
		North Carolina—2.1%
1,000,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	1,000,990
2,400,000		North Carolina State, LT GO Bonds (Series 2025A), 4.000%, 5/1/2040	2,355,167
		TOTAL	3,356,157
		Ohio—1.1%
755,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	758,660
1,000,000		Ohio State, Common Schools UT GO Bonds (Series 2025A), 5.000%, 6/15/2040	1,083,685
		TOTAL	1,842,345
		Oregon—3.3%
2,000,000		Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	1,947,596
2,000,000		Oregon State, UT GO Bonds (Series 2025A), 5.250%, 5/1/2045	2,134,004
1,125,000		Portland, OR Sewer System, Second Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 10/1/2049	1,152,338
		TOTAL	5,233,938
		Pennsylvania—5.6%
1,000,000		Allegheny County, PA Hospital Development Authority (Allegheny Health Network Obligated Group), Revenue Bonds (Series 2018A), 5.000%, 4/1/2047	974,916
150,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	148,114
1,865,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2016A), 4.000%, 8/15/2040	1,699,479
570,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	462,495
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,350,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	$ 1,361,025
345,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	354,741
1,080,000		Philadelphia, PA Airport System, Airport Revenue and Refunding Bonds (Series 2017A), 5.000%, 7/1/2047	1,073,215
1,050,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2020A), 5.000%, 11/1/2045	1,071,339
675,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	635,887
1,200,000		Westmoreland County, PA Municipal Authority, Municipal Service Revenue Bonds (Series 2016), (Build America Mutual Assurance INS), 5.000%, 8/15/2042	1,202,692
		TOTAL	8,983,903
		Puerto Rico—1.7%
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	856,445
2,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	1,875,895
		TOTAL	2,732,340
		South Carolina—1.4%
1,000,000		South Carolina Jobs-EDA (Novant Health, Inc.), Health Care Facilities Revenue Bonds (Series 2024A), 5.500%, 11/1/2054	1,030,892
650,000	[1]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS -75 (Series 2023B-1), 5.750%, 11/15/2029	646,842
650,000	[1]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	650,399
		TOTAL	2,328,133
		Tennessee—1.2%
1,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), Revenue Bonds (Series 2019A), 5.000%, 8/1/2049	964,794
1,000,000		Metropolitan Nashville Tennessee Airport Authority, Airport Revenue Bonds (Series 2022A), 5.000%, 7/1/2052	1,004,131
		TOTAL	1,968,925
		Texas—8.2%
500,000		Austin, TX, Water and Wastewater System Revenue Refunding Bonds (Series 2022), 5.000%, 11/15/2052	506,295
1,000,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	884,316
2,000,000		Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025A), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2055	2,083,532
1,460,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	1,427,798
665,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	579,791
1,930,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2048	1,945,818
1,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2024A), 5.250%, 2/1/2049	1,040,669
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.000%, 2/1/2047	1,499,835
1,600,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	1,748,908
1,550,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,544,136
		TOTAL	13,261,098
		Utah—0.5%
1,000,000		Utah State Board of Higher Education (University of Utah), General Revenue Bonds (Series 2022A), 4.000%, 8/1/2051	854,009
		Virginia—2.9%
2,035,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2046	2,006,232
400,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	423,241
750,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	819,956
1,500,000		Virginia State Public School Authority, School Financing Bonds (Series 2025A), 4.000%, 8/1/2040	1,441,057
		TOTAL	4,690,486
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—1.6%
$ 100,000	[1]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury COL), 6.000%, 7/1/2025	$ 100,179
500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	501,224
1,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	942,220
1,000,000		Washington State, UT GO Bonds (Series 2024C), 5.000%, 2/1/2049	1,025,391
		TOTAL	2,569,014
		Wisconsin—1.9%
1,000,000	[1]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	1,004,976
700,000	[1]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	743,112
740,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2024A), (United States Treasury PRF 5/15/2026@100), 4.000%, 11/15/2046	745,788
760,000		Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2024A), 4.000%, 11/15/2046	643,440
		TOTAL	3,137,316
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $159,657,154)	156,655,322
	[4]	SHORT-TERM MUNICIPALS—2.6%
		Multi State—2.5%
4,000,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 2.420%, 6/2/2025	4,000,000
		Pennsylvania—0.1%
100,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.950%, 6/2/2025	100,000
100,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 2.850%, 6/2/2025	100,000
		TOTAL	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,200,000)	4,200,000
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $163,857,154)[5]	160,855,322
		OTHER ASSETS AND LIABILITIES - NET[6]	(849,641)
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES (VMTPS)	(67,350,000)
		NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$92,655,681
At May 31, 2025, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
At May 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10 Year Long Futures	25	$2,768,750	September 2025	$12,053
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2025, these restricted securities amounted to $11,490,223, which represented 12.4% of net assets.

2	Non-income-producing security.
3	Security in default.
4
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

5	The cost of investments for federal tax purposes amounts to $163,717,364.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total market value at May 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$156,655,322	$—	$156,655,322
Short-Term Municipals	—	4,200,000	—	4,200,000
TOTAL SECURITIES	$—	$160,855,322	$—	$160,855,322
Other Financial Instruments:*
Assets	$12,053	$—	$—	$12,053

*	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
COL	—Collateralized
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LT	—Limited Tax
PRF	—Pre-refunded
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Common Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$12.90	$12.20	$12.32	$15.65	$15.49	$15.35
Income From Investment Operations:
Net investment income[1]	0.26	0.48	0.45	0.53	0.65	0.66
Net realized and unrealized gain (loss)	(1.07)	0.62	(0.12)	(3.29)	0.16	0.09
Distributions to auction market preferred shareholders from net investment income[2]	—	—	—	—	(0.00)[3]	(0.00)[3]
Total from Investment Operations	(0.81)	1.10	0.33	(2.76)	0.81	0.75
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.24)	(0.44)	(0.45)	(0.57)	(0.65)	(0.61)
Increase From Common Share Tender and Repurchase	—	0.04	—	—	—	—
Net Asset Value, End of Period	$11.85	$12.90	$12.20	$12.32	$15.65	$15.49
Market Price, End of Period	$10.59	$11.33	$10.40	$11.02	$15.23	$14.45
Total Return at Net Asset Value[4]	(6.33)%	9.47%	2.76%	(17.84)%	5.28%	5.11%
Total Return at Market Price[5]	(4.47)%	13.19%	(1.51)%	(24.14)%	9.99%	7.17%
Ratios to Average Net Assets:
Net expenses[6]	3.73%[7]	3.65%	3.64%	2.17%	1.62%	2.05%
Net expenses excluding all interest and trust expenses[8]	0.99%[7,9]	0.99%[9]	0.99%[9]	0.99%	0.99%	0.99%[9]
Net investment income[10]	4.29%[7]	3.76%	3.73%	3.93%	4.11%	4.37%
Expense waiver/reimbursement[11]	0.49%[7]	0.26%	0.23%	0.22%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$92,656	$100,852	$140,226	$141,705	$179,906	$178,130
Portfolio turnover[12]	22%	26%	39%	52%	19%	20%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940—Preferred Shares
	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[13]
5/31/2025 - VMTPS	$67,350,000	$118,787	$100,322	$50,161	$50,000
11/30/2024 - VMTPS	$67,350,000	$124,871	$100,332	$50,166	$50,000
11/30/2023 - VMTPS	$88,600,000	$129,128	$100,371	$50,186	$50,000
11/30/2022 - VMTPS	$88,600,000	$129,957	$100,250	$50,125	$50,000
11/30/2021 - VMTPS	$113,600,000	$129,256	$100,082	$50,041	$50,000
11/30/2020 - VMTPS	$113,600,000	$126,287	$100,086	$50,043	$50,000
11/30/2020 - AMPS	$1,175,000	$126,287	$50,000	$25,000	$25,000

1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4
Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable.

5
Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.

6	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
7	Computed on an annualized basis.
8
Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares, dividend payments to preferred shareholders and any associated commission costs, or interest and trust expenses on tender option bond trusts.

9
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.99% for the six months ended May 31, 2025 and for the years ended November 30, 2024, 2023, and 2020, respectively, after taking into account these expense reductions.

10	Ratios reflect reductions for dividend payments to preferred shareholders.
11
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

12	Securities that mature are considered sales for purposes of this calculation.
13	Represents initial public offering price.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2025 (unaudited)

Assets:
Investment in securities, at value (identified cost $163,857,154)	$160,855,322
Cash	61,258
Income receivable	2,174,620
Due from broker (Note 2)	46,875
Receivable for variation margin on futures contracts	1,562
Total Assets	163,139,637
Liabilities:
Payable for investments purchased	$2,560,320
Income distribution payable - Common Shares	312,748
Interest payable - VMTPS	217,125
Payable for investment adviser fee (Note 5)	1,887
Payable for administrative fee (Note 5)	761
Accrued expenses (Note 5)	41,115
TOTAL ACCRUED LIABILITIES	3,133,956
Other Liabilities:
Variable Rate Municipal Term Preferred Shares (VMTPS) (1,347 shares authorized and issued at $50,000 per share)	$67,350,000
TOTAL LIABILITIES	70,483,956
Net assets applicable to Common Shares	$92,655,681
Net Assets Applicable to Common Shares Consists of:
Paid-in capital	$112,187,474
Total distributable earnings (loss)	(19,531,793)
NET ASSETS APPLICABLE TO COMMON SHARES	$92,655,681
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$92,655,681 ÷ 7,818,701 shares outstanding, ($0.01 par value, unlimited shares authorized)	$11.85
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2025 (unaudited)

Investment Income:
Interest	$3,867,837
Expenses:
Investment adviser fee (Note 5)	$450,019
Administrative fee (Note 5)	38,881
Custodian fees	2,074
Transfer agent fees	50,465
Directors’/Trustees’ fees (Note 5)	4,115
Auditing fees	23,859
Legal fees	35,086
Portfolio accounting fees	57,944
Share registration costs	3,434
Printing and postage	18,057
Interest expense - VMTPS (Note 7)	1,322,311
Miscellaneous (Note 5)	30,141
TOTAL EXPENSES	2,036,386
Waiver and Reduction:
Waiver of investment adviser fee (Note 5)	(234,143)
Reduction of custodian fees (Note 6)	(1,911)
TOTAL WAIVER AND REDUCTION	(236,054)
Net expenses	1,800,332
Net investment income	2,067,505
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,104,254)
Net realized loss on futures contracts	(276,879)
Net change in unrealized appreciation of investments	(7,017,820)
Net change in unrealized appreciation of futures contracts	12,053
Net realized and unrealized gain (loss) on investments and futures contracts	(8,386,900)
Change in net assets resulting from operations applicable to Common Shares	$(6,319,395)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2025	Year Ended 11/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,067,505	$5,250,230
Net realized loss	(1,381,133)	(402,734)
Net change in unrealized appreciation/depreciation	(7,005,767)	7,152,568
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	(6,319,395)	12,000,064
Distribution to Common Shareholders:	(1,876,488)	(4,756,530)
Share Transactions Applicable to Common Shares:
Cost of shares tendered and repurchased	—	(46,617,870)
Change in net assets	(8,195,883)	(39,374,336)
Net Assets:
Beginning of period	100,851,564	140,225,900
End of period	$92,655,681	$100,851,564
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
May 31, 2025 (unaudited)

Operating Activities:
Change in net assets resulting from operations applicable to common shares	$(6,319,395)
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchases of investment securities	(38,862,600)
Proceeds from sale of investment securities	33,441,723
Net sale of short-term investment securities	3,250,000
Increase in due from broker	(46,875)
Decrease in income receivable	122,227
Increase in variation margin on futures contracts	(1,562)
Increase in payable for investments purchased	2,239,560
Decrease in interest payable—VMTPS	(6,400)
Increase in payable for portfolio accounting fees	658
Increase in payable for investment adviser fee	316
Decrease in payable for Directors’/Trustees’ fees	(1,030)
Increase in payable for administrative fee	29
Decrease in payable for auditing fees	(22,218)
Decrease in accrued expenses	(73,889)
Net amortization of premium	45,254
Net realized loss on investments	1,104,254
Net change in unrealized appreciation of investments	7,017,820
Net Cash Provided By Operating Activities	1,887,872
Financing Activities:
Income distributions to participants	(1,860,851)
Net Cash Used In Financing Activities	(1,860,851)
Net increase in cash	27,021
Cash:
Cash at beginning period	34,237
Cash at end of period	$61,258
Supplemental disclosure of cash flow information:
Cash paid for interest expense during the period ended May 31, 2025, was $1,328,711.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2025 (unaudited)
1. ORGANIZATION
Federated Hermes Premier Municipal Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to provide current income exempt from federal income tax, including the federal AMT.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to common shareholders, if any, are recorded on the ex-dividend date and are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reduction of $236,054 is disclosed in Note 5 and Note 6.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2025, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $2,012,723. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at May 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$170,877	$141,317
California Public Finance Authority (Sunrise of Manhattan Beach), Senior Living Rental Housing Revenue Bonds (Series 2025-A1), (Original Issue Yield: 7.000%), 6.750%, 7/1/2065	2/6/2025	$483,223	$519,122
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2035	8/27/2015	$1,000,614	$1,000,364
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$572,667	$60
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$555,451	$513,656
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.000%, 2/1/2040	1/10/2018	$750,946	$728,309
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$583,288	$584,047
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	3/20/2025	$500,000	$487,504
Semi-Annual Shareholder Report

Security	Acquisition Date	Cost	Value
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 0.000%, 4/1/2032	11/22/2024	$330,387	$321,986
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/6/2024	$992,568	$973,914
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$1,000,000	$970,843
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.750%, 11/15/2042	10/6/2022	$628,336	$660,149
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.250%, 12/1/2042	2/2/2023	$1,000,000	$1,004,976
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$700,000	$743,112
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS -75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$625,300	$646,842
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-50 (Series 2023B-2), 5.250%, 11/15/2028	7/21/2023	$650,000	$650,399
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury COL), 6.000%, 7/1/2025	7/22/2015	$100,008	$100,179
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$500,750	$501,224
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2020A), 5.000%, 1/1/2041	1/14/2021	$1,033,611	$942,220
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on future contracts	$12,053*

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(276,879)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$12,053
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2025	Year Ended 11/30/2024
Shares sold	—	—
Shares redeemed	—	(3,679,390)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	—	(3,679,390)
On September 13, 2024, the Fund commenced a cash tender offer for up to 32% of its outstanding common shares at a price per share equal to 99% of its NAV per share as determined as of the close of regular trading on the New York Stock Exchange on October 11, 2024, the expiration date of the offer. As the tender offer was oversubscribed, the Fund purchased the maximum number of shares offered in the tender offer (3,679,390 common shares representing 32% of its then issued and outstanding common shares) at a proration factor of 0.7378, with adjustment to avoid purchase of fractional shares. The purchase price of the properly tendered shares was equal to $12.67 per common share for a total purchase price of $46,617,870. As of May 31, 2025, 7,818,701 common shares remain outstanding.
4. FEDERAL TAX INFORMATION
At May 31, 2025, the cost of investments for federal tax purposes was $163,717,364. The net unrealized depreciation of investments for federal tax purposes was $2,849,989. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $1,694,196 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,544,185.
As of November 30, 2024, the Fund had a capital loss carryforward of $15,903,668 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$6,183,099	$9,720,569	$15,903,668
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The investment management agreement between the Fund and the Adviser provides for an annual management fee, payable daily, at the annual rate of 0.55% of the Fund’s managed assets.
Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2025, the Adviser voluntarily waived $234,143 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2025, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts, interest expense on variable rate municipal term preferred shares (VMTPS) and commission costs on preferred shareholder dividend payments) paid by the Fund will not exceed 0.99%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual operating expenses will not be more or less than 0.99%.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended May 31, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $26,000,000 and $28,150,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which, in due course, are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the six months ended May 31, 2025, the Fund’s expenses were offset by $1,911 under these arrangements.
7. PREFERRED SHARES
Variable Rate Municipal Term Preferred Shares
In connection with the reduction in assets due to the tender offer of the Fund’s outstanding common shares, to remain in compliance with the asset coverage requirements of the Act and the Fund’s organizational documents, the Fund redeemed 425 outstanding VMTPS at $50,000 plus any accrued but unpaid dividends per VMTPS on October 17, 2024.
The Fund’s VMTPS are a floating-rate form of preferred shares with dividends (which are treated as interest payments for financial reporting purposes) that reset weekly based on a fixed spread (subject to certain adjustments) above the Securities Industry and Financial Markets Association Municipal Swap Index. The VMTPS have a mandatory redemption date of October 18, 2049, as well as potential “Early Term Redemption Dates” (as such term is defined in the Statement Establishing and Fixing the Rights and Preferences of Variable Rate Municipal Term Preferred Shares (the “Statement”)), including on each third anniversary of their issuance.
The Fund designated a special terms period, pursuant to the terms of the Statement, which commenced on March 13, 2025 and will end on June 13, 2028 (the “Special Terms Period”), and terminated early the then-current three-year period of the VMTPS. For the Special Terms Period, the fixed spread used to calculate the distribution rate on the VMTPS was increased from 0.91% to 1.25%, due to rising interest rates. The designation of the Special Terms Period changed the next Early Term Redemption Date from June 2025 to June 2028.
In the Fund’s Statement of Assets and Liabilities, the aggregate liquidation value of the VMTPS is shown as a liability since the shares have a stated mandatory redemption date. VMTPS are senior in priority to the Fund’s outstanding common shares as to payment of dividends. The average liquidation value outstanding and average annualized dividend rate of VMTPS for the Fund during the six months ended May 31, 2025, were $67.4 million and 3.9%, respectively. Dividends paid on VMTPS are treated as interest expense and recorded as incurred. For the six months ended May 31, 2025, interest expense on VMTPS amounted to $1,322,311.
Whenever preferred shares (including VMTPS) are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all dividends and distributions due on the preferred shares have been paid, the Fund satisfies the 200% asset coverage requirement after giving effect to the distribution, and certain other requirements imposed by any nationally recognized statistical ratings organizations rating the preferred shares have been met.
8. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2025, were as follows:
Purchases	$38,862,600
Sales	$33,441,723
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Semi-Annual Shareholder Report

10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2025
federated hermes premier municipal income fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; and (10) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Shareholder Report

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program. The Board also took into account information concerning the Fund’s closed-end structure, as well as the Fund’s market prices, net asset values, trading volume data, distribution rates and other matters relevant to Fund shareholders.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Shareholder Report

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year and five-year periods, and was above the Performance Peer Group median for the one-year period. The Board discussed the Fund’s performance with the Adviser, including the reasons for and any plans to seek to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, and total expense ratios relative to the overall category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered closed-end funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and can produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board also considered whether the Fund might benefit from economies of scale. The Board noted that, as a closed-end fund, the Fund has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund’s initial public offering) has not made and does not expect to make additional offerings to raise more assets. As a result, the Fund is unlikely to grow materially in size. The Board noted that, as a consequence, there does not appear to be any meaningful economies of scale to be realized from internal growth. Accordingly, the Board concluded that this was not a particularly relevant consideration in its overall evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment
Semi-Annual Shareholder Report

advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email ceinfo@federatedhermes.com.
Semi-Annual Shareholder Report

Federated Hermes Premier Municipal Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
CUSIP 31423P108
CUSIP 31423P504
28583 (7/25)
© 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Not Applicable

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the bases for approval of the Fund’s investment advisory contract is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 15.	Submission of Matters to a Vote of Security Holders.

No changes to report.

Item 16.	Controls and Procedures.

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable. The registrant does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable

(a)(2) Not Applicable

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer

(a)(4) Not Applicable

(a)(5) Not Applicable

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Premier Municipal Income Fund

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date: July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date: July 23, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date: July 23, 2025